Series Preferred Stock (Details) - shares	Sep. 30, 2018	Sep. 30, 2017
Class of Stock [Line Items]
Preferred Stock, shares authorized	10,000,000
Preferred Stock, shares outstanding	0	0
UGI Utilities
Class of Stock [Line Items]
Preferred Stock, shares authorized	2,000,000
Preferred Stock, shares outstanding	0	0